Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements
Fair Value Measurements

(7)                     Fair Value Measurements

(a)                      Fair Value Hierarchy

In accordance with ASC Topic 820, Fair Value Measurements and Disclosures (ASC Topic 820), the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•                Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

•                Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

•                Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2010 and 2011:

		Fair value measurements at
		December 31, 2010
		Quoted prices
		in active	Significant
		markets for	other	Significant
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2010	(Level 1)	(Level 2)	(Level 3)
Assets:
Foreign currency forward contract	3,834	—	3,834	—
Total	3,834	—	3,834	—

Liabilities:
Interests rate swap contract	30,663	—	—	30,663
Total	30,663	—	—	30,663

		Fair value measurements at
		December 31, 2011
		Quoted prices
		in active	Significant
		markets for	other	Significant
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Foreign currency forward contract	490	—	490	—
Total	490	—	490	—

Liabilities:
Interests rate swap contract	23,370	—	—	23,370
Total	23,370	—	—	23,370

The following table presents the Company’s activity for liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as defined in ASC Topic 820 for the year ended December 31, 2009, 2010 and 2011:

Liabilities
Interest rate swap
Balance at December 31, 2008	—
Total realized and unrealized losses:
Included in income	22,986
Included in other comprehensive income	—
Balance at December 31, 2009	22,986
Total losses for 2009:
included in income attributable to the change in unrealized losses relating to liabilities held at December 31, 2009	22,986

Liabilities
Interest rate swap
Balance at December 31, 2009	22,986
Total realized and unrealized losses:
Included in income	22,945
Included in other comprehensive income	—
Settlement	(15,268)
Balance at December 31, 2010	30,663
Total losses for 2010:
included in income attributable to the change in unrealized losses relating to liabilities held at December 31, 2010	7,677

Liabilities
Interest rate swap
Balance at December 31, 2010	30,663
Total realized and unrealized losses:
Included in income	8,481
Included in other comprehensive income	—
Settlement	(15,774)
Balance at December 31, 2011	23,370
Total gain for 2011:
included in income attributable to the change in unrealized gain relating to liabilities held at December 31, 2011	(7,293)

The following table presents fair value measurements of assets and liabilities that are measured at fair value on a nonrecurring basis at December 31, 2011:

		Quoted
		prices in
		active	Significant
		markets for	other	Significant
	December	identical	observable	unobservable
	31,	assets	inputs	inputs
Description	2011	(Level 1)	(Level 2)	(Level 3)		Total losses
Property, plant and equipment, net	12,389,184	—	—	12,389,184		2,275,024
Goodwill	—	—	—	Nil	(*)	273,382

* As further described in note (23), the Company recorded a full impairment of its goodwill based on its estimated implied fair value of nil as of December 31, 2011. The estimated implied fair value was determined based on certain Level 3 unobservable inputs.

(b)                      Fair Value of Financial Instruments

Management used the following methods and assumptions to estimate the fair value of financial instruments at the relevant balance sheet dates:

•                 Short-term financial instruments (cash, restricted cash, accounts receivable, amounts due from related parties, accounts payable, short-term borrowing, and amounts due to related parties) - cost approximates fair value because of the short maturity period.

•                 Long-term debt and long-term payable (included in other liabilities) - fair value is based on the amount of future cash flows associated with each debt instrument discounted at the Company’s current borrowing rate for similar debt instruments of comparable terms. The carrying value of the long-term debt and long-term payable approximate their fair values as all the long-term debts and long-term payable carry variable interest rates which approximate rates currently offered by the Company’s bankers for similar debt instruments of comparable maturities.

•                Convertible senior notes - as of December 31, 2010 and 2011, the fair value of the convertible senior notes, determined based on quoted market value of the notes, was approximately US$1,395 and US$1,479 (RMB9,317), respectively.

•                Senior secured convertible notes — It is not practicable to estimate the fair value of the Company’s senior secured convertible notes without incurring excessive costs because of the lack of an unobservable market data and complexity of the conversion rate adjustment feature. Additional information pertinent to these notes is provided in note (12).

•                Medium-term notes — fair value is based on the amount of future cash flows associated with the debt instrument discounted at the Company’s current borrowing rate for similar debt instruments of comparable terms. As of December 31, 2011, the carrying value of the medium-term notes approximate its fair value as the current incremental borrowing rate for similar types of borrowing arrangements did not differ significantly from the borrowing rate carried by the medium-term notes.

•                Foreign currency forward contract — as of December 31 2010 and 2011, the fair value is determined by discounting estimated future cash flow, which is based on the changes in the forward rate.

•                Interests swap contract — as of December 31, 2010 and 2011 the fair value is determined by using pricing models developed based on the LIBOR swap rate and other unobservable market data.